Stock-Based Compensation (Details 3) (Options, UHS Holdco, Inc, (Parent), USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Risk-free interest rate, minimum (as a percent)	0.73%
Risk-free interest rate, maximum (as a percent)	3.08%
Risk-free interest rate (as a percent)		2.20%
Expected volatility, minimum (as a percent)	31.90%
Expected volatility, maximum (as a percent)	38.10%
Expected volatility (as a percent)		37.90%
Expected option life		6 years 7 months 6 days
Black-Scholes Value of Options (in dollars per share)		$ 0.42
Minimum
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Expected option life	3 years 10 months 24 days
Black-Scholes Value of Options (in dollars per share)	0.72
Maximum
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Expected option life	6 years 7 months 6 days
Black-Scholes Value of Options (in dollars per share)	1.03